EARNINGS PER SHARE (Tables)	6 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income per Share	Basic and diluted net income per share of common stock for the period ended December 31, 2022 was calculated as follows:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022 (MILLIONS, EXCEPT PER SHARE AMOUNTS AND NUMBER OF SHARES)	Class A Shares	Class B Shares
Numerator
Net income	$19	$—
Denominator
Weighted average of common stock outstanding - basic	396,166,341	21,280
Dilutive effect of potential common stock using treasury stock method	4,730,425	—
Weighted average of common stock outstanding - diluted	400,896,766	21,280
Net Income per Share
Earnings per share - basic	$0.05	$0.05
Earnings per share - diluted	0.05	0.05

Schedule of Weighted Average Potentially Dilutive Securities	The following weighted average potential common stock were evaluated under the treasury stock method for potentially dilutive effects and have been included in the above computation of diluted net income per share attributable to common shareholders for the period presented:

FOR THE PERIOD JULY 4, 2022 TO DECEMBER 31, 2022
Management stock options of the Manager issued and allocated	3,350,560
Escrow shares of the Manager issued and allocated	819,365
Restricted shares of the Manager issued and allocated	560,500
Total	4,730,425